Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Gross accounts receivable	$ 1,386	$ 1,102
Allowance for credit losses	(15)	(28)
Net accounts receivable	1,371	1,074
Freight [Member]
Accounts receivable
Gross accounts receivable	1,142	877
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 244	$ 225